Goodwill and Intangibles, Net - Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Intangibles:
Total	$ 103,993		$ 103,993		$ 103,993	$ 100,993
Accumulated Amortization	(89,637)		(89,637)		(86,637)	(82,229)
Total Expected Amortization	14,356		14,356		17,356	18,764
Amortization expense	1,000	$ 1,000	3,000	$ 3,041	4,408	5,163
Customer Relationships
Intangibles:
Total	78,000		78,000		78,000	78,000
Trade Name - Alliance
Intangibles:
Total	5,200		5,200		5,200	5,200
Covenant Not to Compete
Intangibles:
Total	10		10		10	10
Mecca Customer Relationships
Intangibles:
Total	8,023		8,023		8,023	8,023
Customer List
Intangibles:
Total	$ 12,760		$ 12,760		$ 12,760	$ 9,760